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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas	77046
(Address of principal executive offices)	(Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Annual Report to Shareholders	August 31, 2016

Investor Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

22 Financial Statements

24 Notes to Financial Statements

30 Financial Highlights

32 Auditor’s Report

33 Fund Expenses

34 Approval of Investment Advisory and Sub-Advisory Contracts

36 Tax Information

T-1 Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2016. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued, but at a slightly slower pace than the prior fiscal year. The US economy continued to add jobs, bringing the unemployment rate below 5% while infla-tion remained subdued.[1] Against this backdrop, the Fed raised the federal funds target rate from a range of zero to 0.25% to a range of 0.25% to 0.50% in December 2015.[2] The quarter-point increase was the first increase in almost a decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slow global growth and the potential impact of Brexit – the decision by UK voters to leave the European Union. These risks, coupled with continued low US inflation, limited the Fed to just the one quarter-point hike over the reporting period.

Short-term yields increased primarily due to the Fed’s increase in the fed funds rate. For example, the 12-month US Treasury bill yielded 0.57% on August 31, 2016, up 22 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 51 basis points to 0.84% over the reporting period.[3] However, much of that increase occurred late in the reporting period as money market investors shifted assets from prime money market funds to government money market funds; this resulted in declining demand for Libor-based assets such as certificates of deposit and commercial paper. Looking forward, expectations are that the Fed will raise the federal funds target rate, but at a slower and more methodical pace than the markets thought last year at this time.

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in July of 2014, which were fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. Invesco has been thoughtfully evaluating the impact of money market reform and the impact this reform will have on our investors and our product line. Throughout this process, we have been listening to your questions and working through the concerns that you have articulated to ensure our products continue to meet your needs. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Investor Class data as of 8/31/16
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	8 - 41 days	8 days	13 days	$39.5 million
Premier U.S. Government Money	25 - 54 days	44 days	108 days	30.1 million
Premier Tax-Exempt	6 - 37 days	6 days	6 days	7.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Premier Portfolio

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/16
	Premier Portfolio 2-10, 12-14	Premier U.S. Government Money Portfolio 3, 5-8, 11-12, 14	Premier Tax-Exempt Portfolio 1-10, 12-14
1 - 7	76.3%	46.6%	100.0%
8 - 30	7.4	2.0	0.0
31 - 60	7.3	4.3	0.0	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
61 - 90	8.4	10.5	0.0
91 - 180	0.6	14.8	0.0
181 +	0.0	21.8	0.0

1	Alternative minimum tax risk. All or a portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
2	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
3	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
4	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
5	Liquidity risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
6	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
7	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

continued on page 6

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

continued from page 5

9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatment that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2016

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–43.19%
Abbey National Treasury Services PLC	0.42%	09/06/2016	$50,000	$50,000,000
Abbey National Treasury Services PLC	0.43%	09/02/2016	100,000	100,000,000
Bank of Montreal(a)(b)	0.84%	09/07/2016	50,000	50,000,000
Bank of Montreal(a)(b)	0.92%	11/10/2016	40,000	40,000,000
Bank of Nova Scotia(a)(b)	0.77%	09/30/2016	42,000	42,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.41%	09/06/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	100,000	100,000,000
Canadian Imperial Bank of Commerce(a)	0.90%	09/20/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(a)	0.93%	11/21/2016	40,000	40,000,000
Citibank, N.A.	0.53%	09/02/2016	25,000	25,000,000
Credit Industriel et Commercial(a)	0.38%	09/07/2016	40,000	40,000,000
Dexia Credit Local S.A.(a)(b)	0.86%	09/13/2016	37,000	37,000,000
Dexia Credit Local S.A.(a)	0.87%	11/14/2016	40,000	40,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	250,000	250,000,000
HSBC Bank PLC(a)(b)(c)	0.97%	11/17/2016	40,000	40,000,000
KBC Bank N.V.(a)	0.41%	09/07/2016	50,000	50,000,000
KBC Bank N.V.(a)	0.42%	09/01/2016	50,000	50,000,000
Lloyds Bank PLC(a)	0.30%	09/01/2016	300,000	300,000,001
Royal Bank of Canada(a)(b)	0.81%	10/03/2016	100,000	100,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	300,000	300,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.42%	09/06/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.50%	09/02/2016	60,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.58%	09/01/2016	60,000	60,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	295,000	295,000,000
Svenska Handelsbanken AB(a)(b)	0.84%	09/19/2016	37,000	37,000,000
Swedbank AB(a)	0.30%	09/01/2016	220,000	220,000,000
Swedbank AB(a)	0.39%	09/06/2016	75,000	75,000,000
Swedbank AB(a)	0.39%	09/07/2016	35,000	35,000,000
Toronto-Dominion Bank (The)(a)(b)	0.87%	11/07/2016	30,000	30,000,000
UBS AG(a)(b)	0.93%	12/13/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $2,756,000,001)				2,756,000,001

Commercial Paper–23.34%(d)
Asset-Backed Securities — Consumer Receivables–0.53%
Old Line Funding, LLC(c)	0.74%	09/16/2016	34,000	33,989,517

Asset-Backed Securities — Fully Supported–1.88%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.55%	09/06/2016	50,000	49,996,181
Ridgefield Funding Co. LLC, (CEP–BNP Paribas S.A.)(a)(b)(c)	0.69%	10/12/2016	45,000	45,000,000
Ridgefield Funding Co. LLC, (CEP–BNP Paribas S.A.)(a)(b)(c)	0.84%	10/12/2016	25,000	25,000,000
				119,996,181

Asset-Backed Securities — Fully Supported Bank–5.56%
Alpine Securitization Ltd. (CEP–Credit Suisse AG)(a)(c)	0.55%	09/08/2016	35,000	34,996,257
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.43%	09/06/2016	50,000	49,997,014
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.60%	09/01/2016	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.58%	09/02/2016	$15,000	$14,999,758
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.87%	09/12/2016	25,000	24,993,354
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.88%	11/10/2016	20,000	19,965,778
Halkin Finance LLC (Multi–CEP’s)(a)(c)	0.60%	09/06/2016	50,000	49,995,833
Institutional Secured Funding LLC (Multi–CEP’s)(a)(c)	0.66%	09/01/2016	20,000	20,000,000
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.86%	11/16/2016	20,000	19,963,689
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	20,000	19,997,628
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.54%	09/08/2016	20,000	19,997,900
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	30,000	29,994,683
				354,901,894

Asset-Backed Securities — Multi-Purpose–1.33%
Versailles Commercial Paper LLC(c)	0.70%	09/01/2016	50,000	50,000,000
Versailles Commercial Paper LLC(c)	0.70%	10/03/2016	35,000	34,978,222
				84,978,222

Diversified Banks–11.59%
BNP Paribas S.A.(a)	0.41%	09/06/2016	100,000	99,994,306
BNP Paribas S.A.(a)	0.41%	09/07/2016	70,000	69,995,217
BNP Paribas S.A.(a)	0.51%	09/02/2016	50,000	49,999,292
Dexia Credit Local S.A.(a)	0.65%	09/12/2016	30,000	29,994,041
DNB Bank ASA(a)(c)	0.88%	09/12/2016	25,000	24,993,278
ING (US) Funding LLC(a)	0.70%	09/09/2016	50,000	49,992,222
Mizuho Bank, Ltd.(a)(c)	0.41%	09/06/2016	100,000	99,994,305
Societe Generale S.A.(a)	0.29%	09/01/2016	250,000	250,000,000
Sumitomo Mitsui Banking Corp.(a)(c)	0.67%	09/01/2016	65,000	65,000,000
				739,962,661

Regional Banks–1.43%
Danske Corp.(a)(c)	0.65%	09/01/2016	60,000	60,000,000
HSBC Bank PLC(a)(b)(c)	0.90%	09/06/2016	31,000	31,000,000
				91,000,000

Specialized Finance–0.39%
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	25,000	24,997,326

Thrifts & Mortgage Finance–0.63%
Nationwide Building Society(a)(c)	0.73%	09/15/2016	40,000	39,988,644
Total Commercial Paper (Cost $1,489,814,445)				1,489,814,445

Variable Rate Demand Notes–8.37%(e)
Credit Enhanced–8.37%
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	06/01/2037	8,885	8,885,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.71%	12/01/2027	8,560	8,560,000
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(f)	0.59%	12/01/2016	7,800	7,800,000
California (State of);
Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.56%	05/01/2033	16,660	16,660,000
Series 2004 A-8, Ref. VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(f)	0.56%	05/01/2034	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.59%	11/01/2040	$7,485	$7,485,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.60%	01/01/2033	3,500	3,500,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2034	5,462	5,462,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(f)	0.60%	11/01/2039	79	79,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.58%	11/01/2030	18,712	18,712,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	04/01/2038	61,150	61,150,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2030	1,268	1,268,000
Gary Chicago International Airport Authority (Gary Jet Center); Series 2011, VRD Special Purpose Facility RB (LOC–BMO Harris Bank N.A.)(f)	0.65%	05/01/2036	6,765	6,765,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.60%	03/01/2030	10,781	10,781,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.59%	06/01/2048	10,393	10,393,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.52%	12/01/2031	12,450	12,450,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(f)	0.58%	02/15/2033	10,625	10,625,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.65%	09/01/2027	25,000	25,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.65%	06/01/2034	4,200	4,200,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.60%	07/01/2030	3,356	3,356,000
Kent (County of), Michigan Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(f)	0.63%	01/15/2026	29,375	29,375,000
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris N.A.)(f)	0.65%	11/01/2018	2,130	2,130,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	0.60%	10/15/2025	2,189	2,189,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.60%	08/02/2038	273	273,000
Loudoun (County of), Virginia Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	03/01/2038	6,893	6,893,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	10/01/2030	566	566,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.59%	09/01/2028	1,946	1,946,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.63%	10/01/2038	2,526	2,526,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.58%	03/01/2039	7,425	7,425,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.57%	07/01/2038	3,380	3,380,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.60%	07/15/2036	1,844	1,844,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–FNMA)	0.56%	11/15/2037	4,150	4,150,000
New York (State of) Dormitory Authority (City University System); Series 2008 C, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.61%	07/01/2031	39,000	39,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (160 Madison Avenue Housing); Series 2013 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.56%	11/01/2046	$10,350	$10,350,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.63%	11/01/2044	2,000	2,000,000
New York (State of) Housing Finance Agency (Related 205 East 92nd Street Housing); Series 2014 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.63%	11/01/2047	34,000	34,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing);
Series 2008 A, VRD MFH RB (CEP–FHLMC)	0.57%	11/01/2041	32,000	32,000,000
Series 2010 A, VRD RB (CEP–FHLMC)	0.57%	11/01/2041	10,000	10,000,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.58%	08/01/2034	16,800	16,800,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.57%	07/01/2032	16,337	16,337,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.70%	12/01/2029	700	700,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.58%	09/01/2030	32,245	32,245,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.60%	12/01/2024	3,392	3,392,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	07/01/2037	20,962	20,962,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.60%	06/15/2031	956	956,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	10/01/2031	4,496	4,496,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.59%	09/01/2038	10,187	10,187,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.62%	12/15/2044	1,492	1,492,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	04/01/2043	3,511	3,511,000
Total Variable Rate Demand Notes (Cost $534,256,000)				534,256,000

Notes–4.00%
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.76%	10/19/2016	80,000	80,000,000
Unsec. Medium-Term Floating Rate Notes(b)	0.82%	10/29/2016	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(a)(b)(c)	0.91%	11/07/2016	75,000	75,000,000
Total Notes (Cost $255,000,000)				255,000,000

U.S. Treasury Bills–1.41%(d)
U.S. Treasury Bills (Cost $89,906,500)	0.44%	11/25/2016	90,000	89,906,500
TOTAL INVESTMENTS (excluding Repurchase Agreements)–80.31% (Cost $5,124,976,946)				5,124,976,946

			Repurchase Amount
Repurchase Agreements–19.71%(g)
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $300,003,083 (collateralized by U.S. Treasury obligations valued at $305,994,645; 0.63%, 01/15/2024)	0.37%	09/01/2016	300,003,083	300,000,000
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $40,000,000 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and a foreign corporate obligation valued at $43,170,062; 0%-6.35%, 04/18/2022-11/25/2054)(b)	1.00%	12/02/2016	40,000,000	40,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $70,008,167 (collateralized by domestic agency mortgage-backed securities valued at $73,503,627; 0%-5.31%, 12/25/2025-12/25/2056)(a)(h)	0.60%	09/07/2016	70,008,167	70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $35,000,515 (collateralized by domestic and foreign corporate obligations valued at $36,751,363; 4.95%-9.13%, 05/01/2021-04/15/2038)(a)	0.53%	09/01/2016	$35,000,515	$35,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $10,002,256 (collateralized by domestic corporate obligations valued at $10,504,490; 1.30%-3.75%, 11/03/2018-02/12/2045)(a)	0.58%	09/07/2016	10,002,256	10,000,000
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $80,009,244 (collateralized by domestic and foreign corporate obligations valued at $88,003,548; 4.63%-8.25%, 12/01/2016-09/15/2039)(a)	0.52%	09/06/2016	80,009,244	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	292,915,494	292,912,890
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $183,169,021 (collateralized by a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $201,300,000; 0%-6.01%, 01/27/2030-02/10/2051)(b)	0.95%	10/05/2016	183,169,021	183,000,000
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value $97,112,035 (collateralized by domestic agency asset-backed securities valued at $98,940,000; 3.50%-6.74%, 04/25/2037-05/15/2046)(a)(h)	0.66%	10/03/2016	97,112,035	97,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $100,000,011 (collateralized by U.S. Treasury obligations valued at $102,033,328; 1.38%, 05/31/2021)	0.38%	09/01/2016	100,000,011	99,998,955
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $50,000,556 (collateralized by domestic corporate obligations valued at $52,500,001; 0%, 09/01/2016)	0.40%	09/01/2016	50,000,556	50,000,000
Total Repurchase Agreements (Cost $1,257,911,845)				1,257,911,845
TOTAL INVESTMENTS(i)(j)–100.02% (Cost $6,382,888,791)				6,382,888,791
OTHER ASSETS LESS LIABILITIES–(0.02)%				(981,232)
NET ASSETS–100.00%				$6,381,907,559

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds

Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 15.1%; France: 11.4%; Canada: 8.9%; Japan: 8.5%; United Kingdom: 6.7%; other countries less than 5% each: 16.6%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $1,039,839,609, which represented 16.29% of the Fund’s Net Assets.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Svenska Handelsbanken AB	5.2%
Swedbank AB	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2016

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–45.09%
Federal Farm Credit Bank (FFCB)–8.68%
Disc. Notes(a)	0.52%	12/20/2016	$10,000	$9,984,111
Unsec. Bonds(b)	0.58%	02/27/2017	2,220	2,219,682
Unsec. Bonds	0.52%	03/27/2017	15,000	14,997,831
Unsec. Bonds(b)	0.56%	04/17/2017	17,490	17,482,264
Unsec. Bonds	0.75%	04/24/2017	10,250	10,263,096
Unsec. Bonds(b)	0.53%	05/08/2017	5,745	5,745,024
Unsec. Bonds(b)	0.57%	05/24/2017	4,315	4,315,462
Unsec. Bonds(b)	0.53%	06/05/2017	10,000	9,998,119
Unsec. Bonds(b)	0.53%	07/06/2017	20,000	19,995,696
Unsec. Bonds(b)	0.54%	07/14/2017	20,000	20,003,445
Unsec. Bonds(b)	0.55%	07/25/2017	10,000	10,004,318
Unsec. Bonds(b)	0.57%	08/10/2017	10,000	9,999,060
Unsec. Bonds(b)	0.56%	08/29/2017	2,250	2,249,436
Unsec. Bonds(b)	0.53%	10/02/2017	5,000	4,997,557
Unsec. Bonds(b)	0.56%	11/07/2017	5,000	5,001,546
Unsec. Bonds(b)	0.53%	12/08/2017	4,500	4,497,204
Unsec. Bonds(b)	0.54%	12/27/2017	8,000	7,986,206
Unsec. Bonds(b)	0.54%	01/02/2018	1,475	1,473,812
Unsec. Bonds(b)	0.54%	01/17/2018	45,000	44,968,932
Unsec. Bonds(b)	0.63%	03/21/2018	5,000	5,003,558
Unsec. Bonds(b)	0.54%	03/22/2018	6,565	6,556,778
Unsec. Bonds(b)	0.55%	04/09/2018	6,200	6,194,933
				223,938,070

Federal Home Loan Bank (FHLB)–22.06%
Unsec. Bonds	0.45%	10/07/2016	35,000	34,998,868
Unsec. Bonds(b)	0.57%	11/10/2016	50,000	50,000,017
Unsec. Bonds	0.56%	01/20/2017	25,000	24,999,058
Unsec. Bonds	0.54%	01/26/2017	35,000	34,992,893
Unsec. Bonds(b)	0.60%	02/22/2017	15,000	15,000,000
Unsec. Bonds	0.70%	02/24/2017	5,625	5,630,096
Unsec. Bonds	0.63%	04/26/2017	2,000	2,000,228
Unsec. Bonds(b)	0.57%	11/15/2017	10,000	10,000,000
Unsec. Bonds(b)	0.56%	11/17/2017	5,000	5,000,000
Unsec. Bonds(b)	0.58%	02/16/2018	10,000	10,000,000
Unsec. Disc. Notes(a)	0.51%	09/07/2016	20,000	19,998,300
Unsec. Disc. Notes(a)	0.48%	10/14/2016	35,000	34,980,059
Unsec. Disc. Notes(a)	0.46%	11/04/2016	20,000	19,983,644
Unsec. Disc. Notes(a)	0.46%	11/16/2016	15,000	14,985,592
Unsec. Disc. Notes(a)	0.34%	11/18/2016	90,000	89,926,940
Unsec. Global Bonds(b)	0.55%	11/03/2016	30,000	30,000,000
Unsec. Global Bonds(b)	0.46%	01/17/2017	30,000	29,984,101
Unsec. Global Bonds(b)	0.61%	01/23/2017	15,000	15,000,000
Unsec. Global Bonds(b)	0.61%	02/24/2017	15,000	15,000,000
Unsec. Global Bonds(b)	0.53%	04/21/2017	15,000	14,995,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds	4.88%	05/17/2017	$4,155	$4,279,847
Unsec. Global Bonds(b)	0.52%	08/15/2017	9,500	9,500,033
Unsec. Global Bonds(b)	0.54%	09/05/2017	20,000	20,000,114
Unsec. Global Bonds(b)	0.65%	10/27/2017	11,500	11,498,725
Unsec. Global Bonds(b)	0.65%	10/27/2017	11,500	11,498,725
Unsec. Global Bonds(b)	0.67%	11/02/2017	8,300	8,303,598
Unsec. Global Bonds(b)	0.72%	11/15/2017	9,100	9,096,988
Unsec. Global Bonds(b)	0.57%	12/05/2017	18,000	17,998,943
				569,652,474

Federal Home Loan Mortgage Corp. (FHLMC)–8.11%
Unsec. Disc. Notes(a)	0.40%	01/04/2017	20,000	19,972,222
Unsec. Disc. Notes(a)	0.41%	01/06/2017	25,000	24,963,840
Unsec. Global Notes	0.50%	01/27/2017	39,335	39,336,929
Unsec. Global Notes	0.88%	02/22/2017	2,750	2,754,866
Unsec. Global Notes	1.00%	03/08/2017	5,567	5,580,637
Unsec. Global Notes	5.00%	04/18/2017	35,000	35,966,150
Unsec. Global Notes(b)	0.52%	04/20/2017	30,275	30,264,239
Unsec. Global Notes(b)	0.56%	04/27/2017	5,000	4,998,203
Unsec. Global Notes	0.75%	05/26/2017	10,000	10,010,397
Unsec. Global Notes(b)	0.64%	07/21/2017	4,000	3,999,636
Unsec. Global Notes(b)	0.63%	01/08/2018	10,000	10,000,000
Unsec. Medium-Term Notes	0.65%	02/21/2017	2,000	2,001,405
Unsec. Medium-Term Notes	0.65%	05/15/2017	2,000	2,001,038
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	0.52%	10/15/2045	17,575	17,574,983
				209,424,545

Federal National Mortgage Association (FNMA)–4.40%
Unsec. Global Notes	1.25%	01/30/2017	20,009	20,073,967
Unsec. Global Notes	0.75%	03/14/2017	2,500	2,502,996
Unsec. Global Notes	0.75%	04/20/2017	3,470	3,473,089
Unsec. Global Notes	1.13%	04/27/2017	20,493	20,566,062
Unsec. Global Notes(b)	0.51%	09/08/2017	5,000	4,994,098
Unsec. Global Notes(b)	0.51%	10/05/2017	5,000	4,996,710
Unsec. Notes	1.00%	04/25/2017	20,000	20,055,638
Unsec. Notes(b)	0.53%	07/20/2017	5,000	4,999,131
Unsec. Notes(b)	0.52%	08/16/2017	20,000	19,996,139
Unsec. Notes(b)	0.60%	12/20/2017	12,000	12,001,528
				113,659,358

Overseas Private Investment Corp. (OPIC)–1.84%
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.56%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.63%	12/15/2019	11,592	11,592,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	09/15/2020	25,800	25,800,000
				47,392,000
Total U.S. Government Sponsored Agency Securities (Cost $1,164,066,447)				1,164,066,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–7.77%
U.S. Treasury Bills–7.77%(a)
U.S. Treasury Bills	0.49%	09/01/2016	$20,000	$20,000,000
U.S. Treasury Bills	0.51%	09/15/2016	10,000	9,998,036
U.S. Treasury Bills	0.47%	09/29/2016	30,000	29,989,209
U.S. Treasury Bills	0.40%	01/12/2017	20,000	19,970,592
U.S. Treasury Bills	0.44%	01/26/2017	20,000	19,964,883
U.S. Treasury Bills	0.44%	02/16/2017	14,000	13,971,580
U.S. Treasury Bills	0.45%	02/16/2017	7,000	6,985,463
U.S. Treasury Bills	0.46%	02/16/2017	30,000	29,936,860
U.S. Treasury Bills	0.46%	02/23/2017	30,000	29,934,375
U.S. Treasury Bills	0.57%	07/20/2017	20,000	19,900,359
Total U.S. Treasury Securities (Cost $200,651,357)				200,651,357
TOTAL INVESTMENTS (excluding Repurchase Agreements)–52.86% (Cost $1,364,717,804)				1,364,717,804

			Repurchase Amount
Repurchase Agreements–47.11%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2016, aggregate maturing value of $250,002,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,014; 1.50%-5.38%, 09/30/2019-06/20/2046)	0.35%	09/01/2016	75,000,729	75,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $225,002,313 (collateralized by U.S. Treasury obligations valued at $229,047,339; 0.13%, 04/15/2018)	0.37%	09/01/2016	225,002,313	225,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $15,001,200 (collateralized by a U.S. Treasury obligation valued at $15,340,738; 1.38%, 05/31/2021)(e)	0.36%	09/06/2016	15,001,200	15,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $70,001,338 (collateralized by U.S. Treasury obligations valued at $71,324,075; 1.13%, 01/15/2021)	0.40%	09/01/2016	70,001,338	70,000,560
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $156,078,811 (collateralized by U.S. Treasury obligations valued at $159,244,872; 0.13%, 04/15/2021)	0.36%	09/01/2016	156,078,811	156,077,250
ING Financial Markets, LLC, term agreement dated 06/10/2016, maturing value of $5,005,867 (collateralized by a domestic agency mortgage-backed security valued at $5,101,791; 4.50%, 01/01/2041)(e)	0.48%	09/06/2016	5,005,867	5,000,000
ING Financial Markets, LLC, term agreement dated 08/02/2016, maturing value of $50,058,139 (collateralized by domestic agency mortgage-backed securities valued at $51,004,693; 3.00%-3.50%, 05/01/2045-07/01/2046)	0.46%	11/01/2016	50,058,139	50,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $15,017,438 (collateralized by domestic agency mortgage-backed securities valued at $15,301,231; 3.00%-4.50%, 01/01/2041-07/01/2046)	0.45%	11/25/2016	15,017,438	15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	23,361,558	23,361,350
RBC Capital Markets Corp., joint term agreement dated 08/31/2016, aggregate maturing value of $560,000,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $571,200,080; 0.13%-8.00%, 11/01/2018-08/01/2046)(e)	0.30%	10/31/2016	75,000,000	75,000,000
Societe Generale, joint open agreement dated 07/13/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $591,600,000; 0%-7.50%, 06/30/2017-10/20/2064)(f)	0.30%	—	—	82,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $160,007,495 (collateralized by U.S. Treasury obligations valued at $163,141,329; 2.38%, 08/15/2024)(e)	0.40%	09/01/2016	160,007,495	159,995,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Bank, N.A., joint agreement dated 08/31/2016, aggregate maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00%-4.50%, 09/01/2035-06/01/2043)	0.34%	09/01/2016	$100,000,944	$100,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2016, aggregate maturing value of $550,005,194 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 3.00%-8.50%, 01/25/2018-08/01/2046)	0.34%	09/01/2016	125,001,180	125,000,000
Wells Fargo Securities, LLC, term agreement dated 07/06/2016, maturing value of $40,041,000 (collateralized by domestic agency mortgage-backed securities valued at $40,800,000; 0%-4.50%, 06/25/2021-01/25/2046)	0.41%	10/04/2016	40,041,000	40,000,000
Total Repurchase Agreements (Cost $1,216,434,211)				1,216,434,211
TOTAL INVESTMENTS(g)–99.97% (Cost $2,581,152,015)				2,581,152,015
OTHER ASSETS LESS LIABILITIES–0.03%				685,438
NET ASSETS–100.00%				$2,581,837,453

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2016

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.51%
Alabama–4.19%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.63%	05/01/2041	$1,870	$1,870,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(d)	0.49%	07/01/2040	3,900	3,900,000
				5,770,000

Arizona–4.23%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.66%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.60%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.62%	04/15/2030	1,500	1,500,000
				5,815,000

California–6.65%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(a)(b)(d)	0.59%	12/01/2016	4,150	4,150,000
California (State of); Series 2004 A9, VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.56%	05/01/2034	2,500	2,500,000
East Bay Regional Park District (Election of 2008); Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	200	200,000
Irvine Ranch Water District (Improvement Districts Nos. 125, 225 and 240); Series 1993, VRD Special Assessment Bonds (LOC–U.S. Bank N.A.)(a)(b)	0.50%	04/01/2033	1,000	1,000,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	0.60%	08/01/2042	1,300	1,300,000
				9,150,000

Colorado–1.65%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	02/01/2031	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	07/01/2034	200	200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	04/01/2024	50	50,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.60%	12/01/2024	1,717	1,717,000
				2,267,000

Delaware–1.09%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	09/01/2036	495	495,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	05/01/2036	1,006	1,006,000
				1,501,000

District of Columbia–1.81%
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD MFH RB (CEP–FHLMC)(a)	0.61%	02/01/2046	2,046	2,046,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.81%	01/01/2029	450	450,000
				2,496,000

Florida–2.24%
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.59%	06/01/2048	452	452,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	10/01/2021	$635	$635,000
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	07/01/2037	1,988	1,988,000
				3,075,000

Georgia–6.73%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(e)	0.73%	01/01/2029	600	600,000
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2025	2,265	2,265,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	01/01/2020	200	200,000
Gainesville (City of) & Hall (County of) Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(a)(b)(d)	0.59%	03/01/2021	1,215	1,215,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	08/01/2038	2,500	2,500,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(e)	0.91%	12/01/2018	300	300,000
Heard (County of) Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	01/01/2038	1,620	1,620,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	09/01/2020	300	300,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	11/01/2027	260	260,000
				9,260,000

Illinois–7.14%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.60%	03/01/2030	2,735	2,735,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.59%	02/01/2042	1,600	1,600,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(c)	0.65%	10/01/2017	100	100,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.58%	06/01/2040	1,295	1,295,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.84%	06/01/2017	175	175,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.59%	05/01/2036	1,595	1,595,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	0.93%	12/01/2039	435	435,000
Memorial Health System Obligated Group; Series 2004, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.60%	10/01/2024	1,300	1,300,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.65%	04/01/2022	584	584,000
				9,819,000

Indiana–3.98%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	08/01/2037	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(d)	0.58%	06/01/2040	3,385	3,385,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(e)	0.65%	03/01/2022	915	915,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2019	180	180,000
				5,480,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.36%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.77%	06/01/2028	$500	$500,000

Kansas–1.56%
Kansas (State of) Development Finance Authority (Chesapeake Apartments); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.60%	07/01/2030	2,144	2,144,000

Louisiana–1.74%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.71%	12/01/2027	900	900,000
East Baton Rouge (Parish of) (ExxonMobil Corp.); Series 1993, Ref. VRD PCR(a)	0.57%	03/01/2022	1,500	1,500,000
				2,400,000

Maryland–0.34%
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.58%	07/01/2041	469	469,000

Massachusetts–1.36%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	0.63%	10/01/2038	1,870	1,870,000

Michigan–2.37%
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	01/15/2026	1,600	1,600,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	0.75%	07/01/2032	250	250,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	03/01/2031	1,417	1,417,000
				3,267,000

Minnesota–2.88%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	04/01/2037	1,113	1,113,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.65%	11/15/2031	1,000	1,000,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	11/01/2035	250	250,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	10/01/2033	1,600	1,600,000
				3,963,000

Mississippi–0.73%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.58%	12/01/2030	1,000	1,000,000

Missouri–2.14%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.61%	08/01/2038	1,995	1,995,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.67%	12/01/2019	300	300,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	11/15/2043	650	650,000
				2,945,000

Nebraska–0.30%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD Taxable MFH RB (LOC–Citibank, N.A.)(a)(b)	0.72%	10/01/2042	410	410,000

New York–11.46%
New York (City of) Housing Development Corp. (The Crest); Series 2005 A, VRD Taxable MFH RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)(d)	0.65%	12/01/2036	2,615	2,615,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB(a)	0.59%	06/15/2044	$4,000	$4,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(d)	0.68%	11/01/2049	2,500	2,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(d)	0.68%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	11/01/2046	150	150,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)(d)	0.62%	11/01/2032	5,000	5,000,000
				15,765,000

North Carolina–3.31%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.72%	07/01/2021	350	350,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.59%	01/15/2037	2,800	2,800,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.53%	12/01/2021	250	250,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	0.68%	08/01/2020	1,150	1,150,000
				4,550,000

Ohio–3.40%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	11/01/2040	1,000	1,000,000
Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2034	87	87,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(c)(e)	0.93%	01/01/2034	200	200,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.55%	12/01/2021	3,250	3,250,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.60%	08/02/2038	147	147,000
				4,684,000

Oregon–2.34%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.65%	07/01/2027	1,380	1,380,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	08/01/2034	1,843	1,843,000
				3,223,000

Pennsylvania–3.52%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	11/01/2039	1,113	1,113,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	10/15/2025	1,070	1,070,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	09/01/2028	834	834,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.70%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.74%	04/01/2017	50	50,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.70%	12/01/2026	$400	$400,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.74%	12/01/2026	575	575,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.72%	08/01/2026	200	200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.70%	11/01/2018	300	300,000
				4,842,000

South Carolina–1.05%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.79%	07/01/2017	240	240,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	11/01/2025	1,200	1,200,000
				1,440,000

Tennessee–1.36%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.60%	07/15/2036	1,766	1,766,000
Tennessee (State of); Series 2014 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	100	100,000
				1,866,000

Texas–6.17%
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	350	350,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.58%	10/01/2024	1,000	1,000,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	04/01/2026	168	168,000
Tarrant (County of) Regional Water District (City of Dallas); Series 2012, Water Control & Improvement RB	5.00%	09/01/2016	200	200,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.60%	05/01/2042	1,867	1,867,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.55%	08/01/2025	4,900	4,900,000
				8,485,000

Utah–1.24%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.67%	08/01/2028	260	260,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(d)	0.59%	09/01/2032	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.61%	04/01/2042	450	450,000
				1,710,000

Vermont–2.77%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.59%	09/01/2038	3,813	3,813,000

Virginia–2.41%
Loudoun (County of) Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.58%	03/01/2038	1,815	1,815,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	10/01/2030	1,500	1,500,000
				3,315,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–1.35%
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	11/01/2032	$615	$615,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)(a)	0.62%	12/15/2044	1,247	1,247,000
				1,862,000

West Virginia–1.09%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	1,500	1,500,000

Wisconsin–4.55%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.58%	10/01/2042	2,535	2,535,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.69%	05/01/2030	3,726	3,726,000
				6,261,000
TOTAL INVESTMENTS(f)(g)–99.51% (Cost $136,917,000)				136,917,000
OTHER ASSETS LESS LIABILITIES–0.49%				679,876
NET ASSETS–100.00%				$137,596,876

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $3,935,000, which represented 2.86% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Germany: 5.5%; other countries less than 5% each: 12.8%.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Mortgage Corporation	8.1%
Federal National Mortgage Association	7.6
U.S. Bancorp	7.2
PNC Bank, N.A.	6.7
JPMorgan Chase Bank, N.A.	6.6
Landesbank Hessen-Thueringen Girozentrale	5.6
Wells Fargo Bank, N.A.	5.4
Federal Home Loan Banks	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2016

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$5,124,976,946	$1,364,717,804	$136,917,000
Repurchase agreements, at value and cost	1,257,911,845	1,216,434,211	—
Total investments, at value and cost	6,382,888,791	2,581,152,015	136,917,000
Cash	5,334	330	—
Receivable for:
Investments sold	—	—	635,076
Fund shares sold	19,442	25,687	1,812
Interest	1,424,863	1,461,189	76,529
Fund expenses absorbed	17,696	350	—
Investment for trustee deferred compensation and retirement plans	—	3,628	—
Other assets	—	2,282	—
Total assets	6,384,356,126	2,582,645,481	137,630,417

Liabilities:
Payable for:
Fund shares reacquired	28,021	210,110	—
Amount due custodian	—	—	1,609
Dividends	2,420,546	594,289	31,784
Accrued fees to affiliates	—	—	148
Trustee deferred compensation and retirement plans	—	3,629	—
Total liabilities	2,448,567	808,028	33,541
Net assets applicable to shares outstanding	$6,381,907,559	$2,581,837,453	$137,596,876

Net assets consist of:
Shares of beneficial interest	$6,381,615,221	$2,581,697,539	$137,609,734
Undistributed net investment income	134,548	106,902	15,887
Undistributed net realized gain (loss)	157,790	33,012	(28,745)
	$6,381,907,559	$2,581,837,453	$137,596,876

Net Assets:
Investor Class	$39,463,965	$30,087,847	$7,779,292
Institutional Class	$6,342,443,594	$2,551,749,606	$129,817,584

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	39,462,185	30,086,498	7,779,207
Institutional Class	6,342,155,571	2,551,639,442	129,816,236
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2016

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$39,401,788	$6,542,448	$334,250

Expenses:
Advisory fees	20,346,058	4,701,829	332,580
Less: Fees waived and expenses reimbursed	(5,696,896)	(1,572,963)	(135,127)
Net expenses	14,649,162	3,128,866	197,453
Net investment income	24,752,626	3,413,582	136,797
Net realized gain from Investment securities	157,791	33,012	2,006
Net increase in net assets resulting from operations	$24,910,417	$3,446,594	$138,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2016 and 2015

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income	$24,752,626	$3,466,302	$3,413,582	$284,716	$136,797	$31,463
Net realized gain	157,791	81,031	33,012	9,150	2,006	—
Net increase in net assets resulting from operations	24,910,417	3,547,333	3,446,594	293,866	138,803	31,463

Distributions to shareholders from net investment income:
Investor Class	(137,190)	(20,466)	(42,204)	(3,405)	(9,695)	(2,059)
Institutional Class	(24,615,436)	(3,446,141)	(3,371,380)	(281,672)	(127,382)	(29,404)
Total distributions from net investment income	(24,752,626)	(3,466,607)	(3,413,584)	(285,077)	(137,077)	(31,463)

Share transactions-net:
Investor Class	(11,314,578)	(7,483,672)	7,678,876	2,320,636	(313,864)	(2,065,071)
Institutional Class	(362,480,667)	(2,619,681,466)	1,154,155,494	17,021,515	14,795,289	(4,863,381)
Net increase (decrease) in net assets resulting from share transactions	(373,795,245)	(2,627,165,138)	1,161,834,370	19,342,151	14,481,425	(6,928,452)
Net increase (decrease) in net assets	(373,637,454)	(2,627,084,412)	1,161,867,380	19,350,940	14,483,151	(6,928,452)

Net assets:
Beginning of year	6,755,545,013	9,382,629,425	1,419,970,073	1,400,619,133	123,113,725	130,042,177
End of year*	$6,381,907,559	$6,755,545,013	$2,581,837,453	$1,419,970,073	$137,596,876	$123,113,725
* Includes accumulated undistributed net investment income	$134,548	$116,890	$106,902	$97,334	$15,887	$27,111

Notes to Financial Statements

August 31, 2016

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover their investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. Effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.05% of the average daily net assets of Premier Tax-Exempt Portfolio.

For the year ended August 31, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$5,696,896
Premier U.S. Government Money Portfolio	1,316,512
Premier Tax-Exempt Portfolio	16,819

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2016 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$—	$—
Premier U.S. Government Money Portfolio	3,310	253,141
Premier Tax-Exempt Portfolio	8,130	110,178

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

As of August 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$564,828,196	$358,095,510	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	246,782,835	206,334,509	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2016 and 2015:

	2016		2015
	Ordinary Income	Ordinary Income— Tax-Exempt	Ordinary Income	Ordinary Income— Tax-Exempt
Premier Portfolio	$24,752,626	$—	$3,466,607	$—
Premier U.S. Government Money Portfolio	3,413,584	—	285,077	—
Premier Tax-Exempt Portfolio	13,363	123,714	—	31,463

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Premier Portfolio	$292,338	$—	$—	$6,381,615,221	$6,381,907,559
Premier U.S. Government Money Portfolio	143,543	(3,629)	—	2,581,697,539	2,581,837,453
Premier Tax-Exempt Portfolio	15,887	—	(28,745)	137,609,734	137,596,876

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Funds have a capital loss carryforward as of August 31, 2016 which expires as follows:

Short-Term
Fund	08/31/19	Not Subject to Expiration	Total*
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	27,083	1,662	28,745

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of income and distributions, on August 31, 2016 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Premier Portfolio	$17,658	$(17,658)	$—
Premier U.S. Government Money Portfolio	9,570	(9,570)	—
Premier Tax-Exempt Portfolio	(10,944)	—	10,944

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	18,963,172	$18,963,172	22,961,016	$22,961,016
Institutional Class	42,238,500,196	42,238,500,196	34,430,955,903	34,430,955,903

Issued as reinvestment of dividends:
Investor Class	136,352	136,352	20,359	20,359
Institutional Class	4,040,010	4,040,010	723,868	723,868

Reacquired:
Investor Class	(30,414,102)	(30,414,102)	(30,465,047)	(30,465,047)
Institutional Class	(42,605,020,873)	(42,605,020,873)	(37,051,361,237)	(37,051,361,237)
Net increase (decrease) in share activity	(373,795,245)	$(373,795,245)	(2,627,165,138)	$(2,627,165,138)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 41% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information—(continued)

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	21,635,941	$21,635,941	21,626,922	$21,626,922
Institutional Class	9,427,082,194	9,427,082,194	8,968,033,388	8,968,033,388

Issued as reinvestment of dividends:
Investor Class	42,037	42,037	3,392	3,392
Institutional Class	1,182,764	1,182,764	94,669	94,669

Reacquired:
Investor Class	(13,999,102)	(13,999,102)	(19,309,678)	(19,309,678)
Institutional Class	(8,274,109,464)	(8,274,109,464)	(8,951,106,542)	(8,951,106,542)
Net increase in share activity	1,161,834,370	$1,161,834,370	19,342,151	$19,342,151

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	3,766,592	$3,766,592	3,993,654	$3,993,654
Institutional Class	207,511,378	207,511,378	193,810,192	193,810,192

Issued as reinvestment of dividends:
Investor Class	9,676	9,676	2,055	2,055
Institutional Class	64,077	64,077	20,604	20,604

Reacquired:
Investor Class	(4,090,132)	(4,090,132)	(6,060,780)	(6,060,780)
Institutional Class	(192,780,166)	(192,780,166)	(198,694,177)	(198,694,177)
Net increase (decrease) in share activity	14,481,425	$14,481,425	(6,928,452)	$(6,928,452)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Year ended 08/31/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.30%	$39,464	0.18	%(c)	0.25	%(c)	0.30	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,778	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	58,261	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	60,982	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	66,914	0.18		0.25		0.11
Premier U.S. Government Money Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	30,088	0.17	(c)	0.25	(c)	0.18	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,409	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	20,088	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	23,265	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,736	0.11		0.25		0.02
Premier Tax-Exempt Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	7,779	0.15	(c)	0.25	(c)	0.10	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,093	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	10,158	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	9,297	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	11,025	0.22		0.25		0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $47,439, $24,273 and $9,142 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 11–Subsequent Event

On July 23, 2014, the SEC amended certain regulations under the 1940 Act (“Amendments”) that govern the operation of registered money market funds. The Amendments, in effect, created three categories of money market funds: institutional funds offered primarily to institutions, retail funds offered primarily to natural persons, and government funds offered to both institutions and natural persons that invest primarily in U.S. government securities. The Board of Trustees of the Funds (the “Board”) approved the changes to the Funds listed below, which will become effective on or before October 12, 2016.

Under the Amendments, Premier Portfolio, a “retail” money market fund, and Premier U.S. Government Money Portfolio, a “government” money market fund, will continue to seek to maintain a stable or constant net asset value (“NAV”) of $1.00 per share using an amortized cost method of valuation. Premier U.S. Government Money Portfolio is required to invest at least 99.5% of its assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by cash and/or U.S. government securities.

Premier Tax-Exempt Portfolio, an “institutional” money market fund, is required to price and transact in its shares at a floating NAV reflecting the current market-based values of its portfolio securities, except for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. Premier Tax-Exempt Portfolio’s floating NAV will be rounded to four decimal places (e.g., $1.0000).

Premier Portfolio and Premier Tax-Exempt Portfolio have the ability to impose a liquidity fee of up to 2% on redemptions and/or temporarily suspend redemptions for up to 10 days (“redemption gate”) in the event that weekly liquid assets fall below a designated threshold. The Board has adopted procedures to implement liquidity fees and redemption gates for Premier Portfolio and Premier Tax-Exempt Portfolio in this circumstance.

In addition, effective September 1, 2016, Premier Portfolio began offering Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares.

As of the date of the issuance of this report, over 90 percent of Premier Tax-Exempt Portfolio’s outstanding shares were owned by one shareholder. Should such shareholder redeem its shares, Premier Tax-Exempt Portfolio may be forced to sell a significant portion of its holdings.

31                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Investor Class

Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Investor Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (the three portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Trusts”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of the Investor Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 24, 2016

Houston, Texas

32                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,001.90	$0.91	$1,024.23	$0.92	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,001.30	0.91	1,024.23	0.92	0.18
Premier Tax-Exempt Portfolio	1,000.00	1,001.00	1.06	1,024.08	1.07	0.21

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2016, through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

33                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and, for Premier Portfolio and Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s Investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

Premier Portfolio and Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Premier Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier Tax-Exempt Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for

34                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was comparable to the performance of the Index for the one and three year periods, and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Investor Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

Premier Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the fee rate for the Fund was below the fee rate for two such mutual funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Premier U.S. Government Money Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least

December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

Premier Tax-Exempt Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least May 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

35                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2016:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Premier Portfolio	0.00%	0.00%	0.00%	0.00%
Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	8.06%
Premier Tax-Exempt Portfolio	82.23%	0.00%	0.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Premier U.S. Government Money Portfolio	$9,150	100.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

36                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company),Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.c.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2003

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	2003	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	1997	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2003

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862                             CM-I-TST-AR-1                     Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2016

Institutional Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio

2	Letters to Shareholders

4	Fund Data

4	Fund Objectives and Strategies

5	Fund Composition by Maturity

7	Schedules of Investments

22	Financial Statements

24	Notes to Financial Statements

30	Financial Highlights

32	Auditor’s Report

33	Fund Expenses

34	Approval of Investment Advisory and Sub-Advisory Contracts

36	Tax Information

T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2016. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued, but at a slightly slower pace than the prior fiscal year. The US economy continued to add jobs, bringing the unemployment rate below 5% while inflation remained subdued.[1] Against this backdrop, the Fed raised the federal funds target rate from a range of zero to 0.25% to a range of 0.25% to 0.50% in December 2015.[2] The quarter-point increase was the first increase in almost a decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slow global growth and the potential impact of Brexit – the decision by UK voters to leave the European Union. These risks, coupled with continued low US inflation, limited the Fed to just the one quarter-point hike over the reporting period.

Short-term yields increased primarily due to the Fed’s increase in the fed funds rate. For example, the 12-month US Treasury bill yielded 0.57% on August 31, 2016, up 22 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 51 basis points to 0.84% over the reporting period.[3] However, much of that increase occurred late in the reporting period as money market investors shifted assets from prime money market funds to government money market funds; this resulted in declining demand for Libor-based assets such as certificates of deposit and commercial paper. Looking forward, expectations are that the Fed will raise the federal funds target rate, but at a slower and more methodical pace than the markets thought last year at this time.

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in July of 2014, which were fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. Invesco has been thoughtfully evaluating the impact of money market reform and the impact this reform will have on our investors and our product line. Throughout this process, we have been listening to your questions and working through the concerns that you have articulated to ensure our products continue to meet your needs. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Institutional Class data as of 8/31/16
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	8 - 41 days	8 days	13 days	$6.3 billion
Premier U.S. Government Money	25 - 54 days	44 days	108 days	2.6 billion
Premier Tax-Exempt	6 - 37 days	6 days	6 days	129.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Premier Portfolio

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/16
	Premier Portfolio 2-10, 12-14	Premier U.S. Government Money Portfolio 3, 5-8, 11-12, 14	Premier Tax-Exempt Portfolio 1-10, 12-14
1 - 7	76.3%	46.6%	100.0%
8 - 30	7.4	2.0	0.0
31 - 60	7.3	4.3	0.0	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
61 - 90	8.4	10.5	0.0
91 - 180	0.6	14.8	0.0
181+	0.0	21.8	0.0

1	Alternative minimum tax risk. All or a portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
2	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
3	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
4	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
5	Liquidity risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
6	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
7	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

continued on page 6

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

continued from page 5

9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatment that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2016

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–43.19%
Abbey National Treasury Services PLC	0.42%	09/06/2016	$50,000	$50,000,000
Abbey National Treasury Services PLC	0.43%	09/02/2016	100,000	100,000,000
Bank of Montreal(a)(b)	0.84%	09/07/2016	50,000	50,000,000
Bank of Montreal(a)(b)	0.92%	11/10/2016	40,000	40,000,000
Bank of Nova Scotia(a)(b)	0.77%	09/30/2016	42,000	42,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.41%	09/06/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	100,000	100,000,000
Canadian Imperial Bank of Commerce(a)	0.90%	09/20/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(a)	0.93%	11/21/2016	40,000	40,000,000
Citibank, N.A.	0.53%	09/02/2016	25,000	25,000,000
Credit Industriel et Commercial(a)	0.38%	09/07/2016	40,000	40,000,000
Dexia Credit Local S.A.(a)(b)	0.86%	09/13/2016	37,000	37,000,000
Dexia Credit Local S.A.(a)	0.87%	11/14/2016	40,000	40,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	250,000	250,000,000
HSBC Bank PLC(a)(b)(c)	0.97%	11/17/2016	40,000	40,000,000
KBC Bank N.V.(a)	0.41%	09/07/2016	50,000	50,000,000
KBC Bank N.V.(a)	0.42%	09/01/2016	50,000	50,000,000
Lloyds Bank PLC(a)	0.30%	09/01/2016	300,000	300,000,001
Royal Bank of Canada(a)(b)	0.81%	10/03/2016	100,000	100,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	300,000	300,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.42%	09/06/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.50%	09/02/2016	60,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.58%	09/01/2016	60,000	60,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	295,000	295,000,000
Svenska Handelsbanken AB(a)(b)	0.84%	09/19/2016	37,000	37,000,000
Swedbank AB(a)	0.30%	09/01/2016	220,000	220,000,000
Swedbank AB(a)	0.39%	09/06/2016	75,000	75,000,000
Swedbank AB(a)	0.39%	09/07/2016	35,000	35,000,000
Toronto-Dominion Bank (The)(a)(b)	0.87%	11/07/2016	30,000	30,000,000
UBS AG(a)(b)	0.93%	12/13/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $2,756,000,001)				2,756,000,001

Commercial Paper–23.34%(d)
Asset-Backed Securities — Consumer Receivables–0.53%
Old Line Funding, LLC(c)	0.74%	09/16/2016	34,000	33,989,517

Asset-Backed Securities — Fully Supported–1.88%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.55%	09/06/2016	50,000	49,996,181
Ridgefield Funding Co. LLC, (CEP–BNP Paribas S.A.)(a)(b)(c)	0.69%	10/12/2016	45,000	45,000,000
Ridgefield Funding Co. LLC, (CEP–BNP Paribas S.A.)(a)(b)(c)	0.84%	10/12/2016	25,000	25,000,000
				119,996,181

Asset-Backed Securities — Fully Supported Bank–5.56%
Alpine Securitization Ltd. (CEP–Credit Suisse AG)(a)(c)	0.55%	09/08/2016	35,000	34,996,257
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.43%	09/06/2016	50,000	49,997,014
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.60%	09/01/2016	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.58%	09/02/2016	$15,000	$14,999,758
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.87%	09/12/2016	25,000	24,993,354
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.88%	11/10/2016	20,000	19,965,778
Halkin Finance LLC (Multi–CEP’s)(a)(c)	0.60%	09/06/2016	50,000	49,995,833
Institutional Secured Funding LLC (Multi–CEP’s)(a)(c)	0.66%	09/01/2016	20,000	20,000,000
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.86%	11/16/2016	20,000	19,963,689
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	20,000	19,997,628
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.54%	09/08/2016	20,000	19,997,900
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	30,000	29,994,683
				354,901,894

Asset-Backed Securities — Multi-Purpose–1.33%
Versailles Commercial Paper LLC(c)	0.70%	09/01/2016	50,000	50,000,000
Versailles Commercial Paper LLC(c)	0.70%	10/03/2016	35,000	34,978,222
				84,978,222

Diversified Banks–11.59%
BNP Paribas S.A.(a)	0.41%	09/06/2016	100,000	99,994,306
BNP Paribas S.A.(a)	0.41%	09/07/2016	70,000	69,995,217
BNP Paribas S.A.(a)	0.51%	09/02/2016	50,000	49,999,292
Dexia Credit Local S.A.(a)	0.65%	09/12/2016	30,000	29,994,041
DNB Bank ASA(a)(c)	0.88%	09/12/2016	25,000	24,993,278
ING (US) Funding LLC(a)	0.70%	09/09/2016	50,000	49,992,222
Mizuho Bank, Ltd.(a)(c)	0.41%	09/06/2016	100,000	99,994,305
Societe Generale S.A.(a)	0.29%	09/01/2016	250,000	250,000,000
Sumitomo Mitsui Banking Corp.(a)(c)	0.67%	09/01/2016	65,000	65,000,000
				739,962,661

Regional Banks–1.43%
Danske Corp.(a)(c)	0.65%	09/01/2016	60,000	60,000,000
HSBC Bank PLC(a)(b)(c)	0.90%	09/06/2016	31,000	31,000,000
				91,000,000

Specialized Finance–0.39%
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	25,000	24,997,326

Thrifts & Mortgage Finance–0.63%
Nationwide Building Society(a)(c)	0.73%	09/15/2016	40,000	39,988,644
Total Commercial Paper (Cost $1,489,814,445)				1,489,814,445

Variable Rate Demand Notes–8.37%(e)
Credit Enhanced–8.37%
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	06/01/2037	8,885	8,885,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.71%	12/01/2027	8,560	8,560,000
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(f)	0.59%	12/01/2016	7,800	7,800,000
California (State of);
Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.56%	05/01/2033	16,660	16,660,000
Series 2004 A-8, Ref. VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(f)	0.56%	05/01/2034	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.59%	11/01/2040	$7,485	$7,485,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.60%	01/01/2033	3,500	3,500,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2034	5,462	5,462,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(f)	0.60%	11/01/2039	79	79,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.58%	11/01/2030	18,712	18,712,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	04/01/2038	61,150	61,150,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2030	1,268	1,268,000
Gary Chicago International Airport Authority (Gary Jet Center); Series 2011, VRD Special Purpose Facility RB (LOC–BMO Harris Bank N.A.)(f)	0.65%	05/01/2036	6,765	6,765,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.60%	03/01/2030	10,781	10,781,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.59%	06/01/2048	10,393	10,393,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.52%	12/01/2031	12,450	12,450,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(f)	0.58%	02/15/2033	10,625	10,625,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.65%	09/01/2027	25,000	25,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.65%	06/01/2034	4,200	4,200,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.60%	07/01/2030	3,356	3,356,000
Kent (County of), Michigan Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(f)	0.63%	01/15/2026	29,375	29,375,000
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris N.A.)(f)	0.65%	11/01/2018	2,130	2,130,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	0.60%	10/15/2025	2,189	2,189,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.60%	08/02/2038	273	273,000
Loudoun (County of), Virginia Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	03/01/2038	6,893	6,893,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	10/01/2030	566	566,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.59%	09/01/2028	1,946	1,946,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.63%	10/01/2038	2,526	2,526,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.58%	03/01/2039	7,425	7,425,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.57%	07/01/2038	3,380	3,380,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.60%	07/15/2036	1,844	1,844,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–FNMA)	0.56%	11/15/2037	4,150	4,150,000
New York (State of) Dormitory Authority (City University System); Series 2008 C, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.61%	07/01/2031	39,000	39,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (160 Madison Avenue Housing); Series 2013 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.56%	11/01/2046	$10,350	$10,350,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.63%	11/01/2044	2,000	2,000,000
New York (State of) Housing Finance Agency (Related 205 East 92nd Street Housing); Series 2014 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.63%	11/01/2047	34,000	34,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing);
Series 2008 A, VRD MFH RB (CEP–FHLMC)	0.57%	11/01/2041	32,000	32,000,000
Series 2010 A, VRD RB (CEP–FHLMC)	0.57%	11/01/2041	10,000	10,000,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.58%	08/01/2034	16,800	16,800,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.57%	07/01/2032	16,337	16,337,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.70%	12/01/2029	700	700,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.58%	09/01/2030	32,245	32,245,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.60%	12/01/2024	3,392	3,392,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	07/01/2037	20,962	20,962,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.60%	06/15/2031	956	956,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	10/01/2031	4,496	4,496,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.59%	09/01/2038	10,187	10,187,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.62%	12/15/2044	1,492	1,492,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	04/01/2043	3,511	3,511,000
Total Variable Rate Demand Notes (Cost $534,256,000)				534,256,000

Notes–4.00%
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.76%	10/19/2016	80,000	80,000,000
Unsec. Medium-Term Floating Rate Notes(b)	0.82%	10/29/2016	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(a)(b)(c)	0.91%	11/07/2016	75,000	75,000,000
Total Notes (Cost $255,000,000)				255,000,000

U.S. Treasury Bills–1.41%(d)
U.S. Treasury Bills (Cost $89,906,500)	0.44%	11/25/2016	90,000	89,906,500
TOTAL INVESTMENTS (excluding Repurchase Agreements)–80.31% (Cost $5,124,976,946)				5,124,976,946

			Repurchase Amount
Repurchase Agreements–19.71%(g)
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $300,003,083 (collateralized by U.S. Treasury obligations valued at $305,994,645; 0.63%, 01/15/2024)	0.37%	09/01/2016	300,003,083	300,000,000
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $40,000,000 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and a foreign corporate obligation valued at $43,170,062; 0%-6.35%, 04/18/2022-11/25/2054)(b)	1.00%	12/02/2016	40,000,000	40,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $70,008,167 (collateralized by domestic agency mortgage-backed securities valued at $73,503,627; 0%-5.31%, 12/25/2025-12/25/2056)(a)(h)	0.60%	09/07/2016	70,008,167	70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $35,000,515 (collateralized by domestic and foreign corporate obligations valued at $36,751,363; 4.95%-9.13%, 05/01/2021-04/15/2038)(a)	0.53%	09/01/2016	$35,000,515	$35,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $10,002,256 (collateralized by domestic corporate obligations valued at $10,504,490; 1.30%-3.75%, 11/03/2018-02/12/2045)(a)	0.58%	09/07/2016	10,002,256	10,000,000
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $80,009,244 (collateralized by domestic and foreign corporate obligations valued at $88,003,548; 4.63%-8.25%, 12/01/2016-09/15/2039)(a)	0.52%	09/06/2016	80,009,244	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	292,915,494	292,912,890
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $183,169,021 (collateralized by a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $201,300,000; 0%-6.01%, 01/27/2030-02/10/2051)(b)	0.95%	10/05/2016	183,169,021	183,000,000
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value $97,112,035 (collateralized by domestic agency asset-backed securities valued at $98,940,000; 3.50%-6.74%, 04/25/2037-05/15/2046)(a)(h)	0.66%	10/03/2016	97,112,035	97,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $100,000,011 (collateralized by U.S. Treasury obligations valued at $102,033,328; 1.38%, 05/31/2021)	0.38%	09/01/2016	100,000,011	99,998,955
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $50,000,556 (collateralized by domestic corporate obligations valued at $52,500,001; 0%, 09/01/2016)	0.40%	09/01/2016	50,000,556	50,000,000
Total Repurchase Agreements (Cost $1,257,911,845)				1,257,911,845
TOTAL INVESTMENTS(i)(j)–100.02% (Cost $6,382,888,791)				6,382,888,791
OTHER ASSETS LESS LIABILITIES–(0.02)%				(981,232)
NET ASSETS–100.00%				$6,381,907,559

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds

Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 15.1%; France: 11.4%; Canada: 8.9%; Japan: 8.5%; United Kingdom: 6.7%; other countries less than 5% each: 16.6%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $1,039,839,609, which represented 16.29% of the Fund’s Net Assets.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Svenska Handelsbanken AB	5.2%
Swedbank AB	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2016

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–45.09%
Federal Farm Credit Bank (FFCB)–8.68%
Disc. Notes(a)	0.52%	12/20/2016	$10,000	$9,984,111
Unsec. Bonds(b)	0.58%	02/27/2017	2,220	2,219,682
Unsec. Bonds	0.52%	03/27/2017	15,000	14,997,831
Unsec. Bonds(b)	0.56%	04/17/2017	17,490	17,482,264
Unsec. Bonds	0.75%	04/24/2017	10,250	10,263,096
Unsec. Bonds(b)	0.53%	05/08/2017	5,745	5,745,024
Unsec. Bonds(b)	0.57%	05/24/2017	4,315	4,315,462
Unsec. Bonds(b)	0.53%	06/05/2017	10,000	9,998,119
Unsec. Bonds(b)	0.53%	07/06/2017	20,000	19,995,696
Unsec. Bonds(b)	0.54%	07/14/2017	20,000	20,003,445
Unsec. Bonds(b)	0.55%	07/25/2017	10,000	10,004,318
Unsec. Bonds(b)	0.57%	08/10/2017	10,000	9,999,060
Unsec. Bonds(b)	0.56%	08/29/2017	2,250	2,249,436
Unsec. Bonds(b)	0.53%	10/02/2017	5,000	4,997,557
Unsec. Bonds(b)	0.56%	11/07/2017	5,000	5,001,546
Unsec. Bonds(b)	0.53%	12/08/2017	4,500	4,497,204
Unsec. Bonds(b)	0.54%	12/27/2017	8,000	7,986,206
Unsec. Bonds(b)	0.54%	01/02/2018	1,475	1,473,812
Unsec. Bonds(b)	0.54%	01/17/2018	45,000	44,968,932
Unsec. Bonds(b)	0.63%	03/21/2018	5,000	5,003,558
Unsec. Bonds(b)	0.54%	03/22/2018	6,565	6,556,778
Unsec. Bonds(b)	0.55%	04/09/2018	6,200	6,194,933
				223,938,070

Federal Home Loan Bank (FHLB)–22.06%
Unsec. Bonds	0.45%	10/07/2016	35,000	34,998,868
Unsec. Bonds(b)	0.57%	11/10/2016	50,000	50,000,017
Unsec. Bonds	0.56%	01/20/2017	25,000	24,999,058
Unsec. Bonds	0.54%	01/26/2017	35,000	34,992,893
Unsec. Bonds(b)	0.60%	02/22/2017	15,000	15,000,000
Unsec. Bonds	0.70%	02/24/2017	5,625	5,630,096
Unsec. Bonds	0.63%	04/26/2017	2,000	2,000,228
Unsec. Bonds(b)	0.57%	11/15/2017	10,000	10,000,000
Unsec. Bonds(b)	0.56%	11/17/2017	5,000	5,000,000
Unsec. Bonds(b)	0.58%	02/16/2018	10,000	10,000,000
Unsec. Disc. Notes(a)	0.51%	09/07/2016	20,000	19,998,300
Unsec. Disc. Notes(a)	0.48%	10/14/2016	35,000	34,980,059
Unsec. Disc. Notes(a)	0.46%	11/04/2016	20,000	19,983,644
Unsec. Disc. Notes(a)	0.46%	11/16/2016	15,000	14,985,592
Unsec. Disc. Notes(a)	0.34%	11/18/2016	90,000	89,926,940
Unsec. Global Bonds(b)	0.55%	11/03/2016	30,000	30,000,000
Unsec. Global Bonds(b)	0.46%	01/17/2017	30,000	29,984,101
Unsec. Global Bonds(b)	0.61%	01/23/2017	15,000	15,000,000
Unsec. Global Bonds(b)	0.61%	02/24/2017	15,000	15,000,000
Unsec. Global Bonds(b)	0.53%	04/21/2017	15,000	14,995,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds	4.88%	05/17/2017	$4,155	$4,279,847
Unsec. Global Bonds(b)	0.52%	08/15/2017	9,500	9,500,033
Unsec. Global Bonds(b)	0.54%	09/05/2017	20,000	20,000,114
Unsec. Global Bonds(b)	0.65%	10/27/2017	11,500	11,498,725
Unsec. Global Bonds(b)	0.65%	10/27/2017	11,500	11,498,725
Unsec. Global Bonds(b)	0.67%	11/02/2017	8,300	8,303,598
Unsec. Global Bonds(b)	0.72%	11/15/2017	9,100	9,096,988
Unsec. Global Bonds(b)	0.57%	12/05/2017	18,000	17,998,943
				569,652,474

Federal Home Loan Mortgage Corp. (FHLMC)–8.11%
Unsec. Disc. Notes(a)	0.40%	01/04/2017	20,000	19,972,222
Unsec. Disc. Notes(a)	0.41%	01/06/2017	25,000	24,963,840
Unsec. Global Notes	0.50%	01/27/2017	39,335	39,336,929
Unsec. Global Notes	0.88%	02/22/2017	2,750	2,754,866
Unsec. Global Notes	1.00%	03/08/2017	5,567	5,580,637
Unsec. Global Notes	5.00%	04/18/2017	35,000	35,966,150
Unsec. Global Notes(b)	0.52%	04/20/2017	30,275	30,264,239
Unsec. Global Notes(b)	0.56%	04/27/2017	5,000	4,998,203
Unsec. Global Notes	0.75%	05/26/2017	10,000	10,010,397
Unsec. Global Notes(b)	0.64%	07/21/2017	4,000	3,999,636
Unsec. Global Notes(b)	0.63%	01/08/2018	10,000	10,000,000
Unsec. Medium-Term Notes	0.65%	02/21/2017	2,000	2,001,405
Unsec. Medium-Term Notes	0.65%	05/15/2017	2,000	2,001,038
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	0.52%	10/15/2045	17,575	17,574,983
				209,424,545

Federal National Mortgage Association (FNMA)–4.40%
Unsec. Global Notes	1.25%	01/30/2017	20,009	20,073,967
Unsec. Global Notes	0.75%	03/14/2017	2,500	2,502,996
Unsec. Global Notes	0.75%	04/20/2017	3,470	3,473,089
Unsec. Global Notes	1.13%	04/27/2017	20,493	20,566,062
Unsec. Global Notes(b)	0.51%	09/08/2017	5,000	4,994,098
Unsec. Global Notes(b)	0.51%	10/05/2017	5,000	4,996,710
Unsec. Notes	1.00%	04/25/2017	20,000	20,055,638
Unsec. Notes(b)	0.53%	07/20/2017	5,000	4,999,131
Unsec. Notes(b)	0.52%	08/16/2017	20,000	19,996,139
Unsec. Notes(b)	0.60%	12/20/2017	12,000	12,001,528
				113,659,358

Overseas Private Investment Corp. (OPIC)–1.84%
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.56%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.63%	12/15/2019	11,592	11,592,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	09/15/2020	25,800	25,800,000
				47,392,000
Total U.S. Government Sponsored Agency Securities (Cost $1,164,066,447)				1,164,066,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–7.77%
U.S. Treasury Bills–7.77%(a)
U.S. Treasury Bills	0.49%	09/01/2016	$20,000	$20,000,000
U.S. Treasury Bills	0.51%	09/15/2016	10,000	9,998,036
U.S. Treasury Bills	0.47%	09/29/2016	30,000	29,989,209
U.S. Treasury Bills	0.40%	01/12/2017	20,000	19,970,592
U.S. Treasury Bills	0.44%	01/26/2017	20,000	19,964,883
U.S. Treasury Bills	0.44%	02/16/2017	14,000	13,971,580
U.S. Treasury Bills	0.45%	02/16/2017	7,000	6,985,463
U.S. Treasury Bills	0.46%	02/16/2017	30,000	29,936,860
U.S. Treasury Bills	0.46%	02/23/2017	30,000	29,934,375
U.S. Treasury Bills	0.57%	07/20/2017	20,000	19,900,359
Total U.S. Treasury Securities (Cost $200,651,357)				200,651,357
TOTAL INVESTMENTS (excluding Repurchase Agreements)–52.86% (Cost $1,364,717,804)				1,364,717,804

			Repurchase Amount
Repurchase Agreements–47.11%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2016, aggregate maturing value of $250,002,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,014; 1.50%-5.38%, 09/30/2019-06/20/2046)	0.35%	09/01/2016	75,000,729	75,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $225,002,313 (collateralized by U.S. Treasury obligations valued at $229,047,339; 0.13%, 04/15/2018)	0.37%	09/01/2016	225,002,313	225,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $15,001,200 (collateralized by a U.S. Treasury obligation valued at $15,340,738; 1.38%, 05/31/2021)(e)	0.36%	09/06/2016	15,001,200	15,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $70,001,338 (collateralized by U.S. Treasury obligations valued at $71,324,075; 1.13%, 01/15/2021)	0.40%	09/01/2016	70,001,338	70,000,560
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $156,078,811 (collateralized by U.S. Treasury obligations valued at $159,244,872; 0.13%, 04/15/2021)	0.36%	09/01/2016	156,078,811	156,077,250
ING Financial Markets, LLC, term agreement dated 06/10/2016, maturing value of $5,005,867 (collateralized by a domestic agency mortgage-backed security valued at $5,101,791; 4.50%, 01/01/2041)(e)	0.48%	09/06/2016	5,005,867	5,000,000
ING Financial Markets, LLC, term agreement dated 08/02/2016, maturing value of $50,058,139 (collateralized by domestic agency mortgage-backed securities valued at $51,004,693; 3.00%-3.50%, 05/01/2045-07/01/2046)	0.46%	11/01/2016	50,058,139	50,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $15,017,438 (collateralized by domestic agency mortgage-backed securities valued at $15,301,231; 3.00%-4.50%, 01/01/2041-07/01/2046)	0.45%	11/25/2016	15,017,438	15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	23,361,558	23,361,350
RBC Capital Markets Corp., joint term agreement dated 08/31/2016, aggregate maturing value of $560,000,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $571,200,080; 0.13%-8.00%, 11/01/2018-08/01/2046)(e)	0.30%	10/31/2016	75,000,000	75,000,000
Societe Generale, joint open agreement dated 07/13/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $591,600,000; 0%-7.50%, 06/30/2017-10/20/2064)(f)	0.30%	—	—	82,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $160,007,495 (collateralized by U.S. Treasury obligations valued at $163,141,329; 2.38%, 08/15/2024)(e)	0.40%	09/01/2016	160,007,495	159,995,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Bank, N.A., joint agreement dated 08/31/2016, aggregate maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00%-4.50%, 09/01/2035-06/01/2043)	0.34%	09/01/2016	$100,000,944	$100,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2016, aggregate maturing value of $550,005,194 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 3.00%-8.50%, 01/25/2018-08/01/2046)	0.34%	09/01/2016	125,001,180	125,000,000
Wells Fargo Securities, LLC, term agreement dated 07/06/2016, maturing value of $40,041,000 (collateralized by domestic agency mortgage-backed securities valued at $40,800,000; 0%-4.50%, 06/25/2021-01/25/2046)	0.41%	10/04/2016	40,041,000	40,000,000
Total Repurchase Agreements (Cost $1,216,434,211)				1,216,434,211
TOTAL INVESTMENTS(g)–99.97% (Cost $2,581,152,015)				2,581,152,015
OTHER ASSETS LESS LIABILITIES–0.03%				685,438
NET ASSETS–100.00%				$2,581,837,453

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2016

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.51%
Alabama–4.19%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.63%	05/01/2041	$1,870	$1,870,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(d)	0.49%	07/01/2040	3,900	3,900,000
				5,770,000

Arizona–4.23%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.66%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.60%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.62%	04/15/2030	1,500	1,500,000
				5,815,000

California–6.65%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(a)(b)(d)	0.59%	12/01/2016	4,150	4,150,000
California (State of); Series 2004 A9, VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.56%	05/01/2034	2,500	2,500,000
East Bay Regional Park District (Election of 2008); Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	200	200,000
Irvine Ranch Water District (Improvement Districts Nos. 125, 225 and 240); Series 1993, VRD Special Assessment Bonds (LOC–U.S. Bank N.A.)(a)(b)	0.50%	04/01/2033	1,000	1,000,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	0.60%	08/01/2042	1,300	1,300,000
				9,150,000

Colorado–1.65%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	02/01/2031	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	07/01/2034	200	200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	04/01/2024	50	50,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.60%	12/01/2024	1,717	1,717,000
				2,267,000

Delaware–1.09%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	09/01/2036	495	495,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	05/01/2036	1,006	1,006,000
				1,501,000

District of Columbia–1.81%
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD MFH RB (CEP–FHLMC)(a)	0.61%	02/01/2046	2,046	2,046,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.81%	01/01/2029	450	450,000
				2,496,000

Florida–2.24%
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.59%	06/01/2048	452	452,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	10/01/2021	$635	$635,000
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	07/01/2037	1,988	1,988,000
				3,075,000

Georgia–6.73%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(e)	0.73%	01/01/2029	600	600,000
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2025	2,265	2,265,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	01/01/2020	200	200,000
Gainesville (City of) & Hall (County of) Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(a)(b)(d)	0.59%	03/01/2021	1,215	1,215,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	08/01/2038	2,500	2,500,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(e)	0.91%	12/01/2018	300	300,000
Heard (County of) Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	01/01/2038	1,620	1,620,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	09/01/2020	300	300,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	11/01/2027	260	260,000
				9,260,000

Illinois–7.14%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.60%	03/01/2030	2,735	2,735,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.59%	02/01/2042	1,600	1,600,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(c)	0.65%	10/01/2017	100	100,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.58%	06/01/2040	1,295	1,295,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.84%	06/01/2017	175	175,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.59%	05/01/2036	1,595	1,595,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	0.93%	12/01/2039	435	435,000
Memorial Health System Obligated Group; Series 2004, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.60%	10/01/2024	1,300	1,300,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.65%	04/01/2022	584	584,000
				9,819,000

Indiana–3.98%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	08/01/2037	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(d)	0.58%	06/01/2040	3,385	3,385,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(e)	0.65%	03/01/2022	915	915,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2019	180	180,000
				5,480,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.36%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.77%	06/01/2028	$500	$500,000

Kansas–1.56%
Kansas (State of) Development Finance Authority (Chesapeake Apartments); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.60%	07/01/2030	2,144	2,144,000

Louisiana–1.74%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.71%	12/01/2027	900	900,000
East Baton Rouge (Parish of) (ExxonMobil Corp.); Series 1993, Ref. VRD PCR(a)	0.57%	03/01/2022	1,500	1,500,000
				2,400,000

Maryland–0.34%
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.58%	07/01/2041	469	469,000

Massachusetts–1.36%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	0.63%	10/01/2038	1,870	1,870,000

Michigan–2.37%
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	01/15/2026	1,600	1,600,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	0.75%	07/01/2032	250	250,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	03/01/2031	1,417	1,417,000
				3,267,000

Minnesota–2.88%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	04/01/2037	1,113	1,113,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.65%	11/15/2031	1,000	1,000,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	11/01/2035	250	250,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	10/01/2033	1,600	1,600,000
				3,963,000

Mississippi–0.73%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.58%	12/01/2030	1,000	1,000,000

Missouri–2.14%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.61%	08/01/2038	1,995	1,995,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.67%	12/01/2019	300	300,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	11/15/2043	650	650,000
				2,945,000

Nebraska–0.30%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD Taxable MFH RB (LOC–Citibank, N.A.)(a)(b)	0.72%	10/01/2042	410	410,000

New York–11.46%
New York (City of) Housing Development Corp. (The Crest); Series 2005 A, VRD Taxable MFH RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)(d)	0.65%	12/01/2036	2,615	2,615,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB(a)	0.59%	06/15/2044	$4,000	$4,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(d)	0.68%	11/01/2049	2,500	2,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(d)	0.68%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	11/01/2046	150	150,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)(d)	0.62%	11/01/2032	5,000	5,000,000
				15,765,000

North Carolina–3.31%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.72%	07/01/2021	350	350,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.59%	01/15/2037	2,800	2,800,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.53%	12/01/2021	250	250,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	0.68%	08/01/2020	1,150	1,150,000
				4,550,000

Ohio–3.40%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	11/01/2040	1,000	1,000,000
Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2034	87	87,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(c)(e)	0.93%	01/01/2034	200	200,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.55%	12/01/2021	3,250	3,250,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.60%	08/02/2038	147	147,000
				4,684,000

Oregon–2.34%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.65%	07/01/2027	1,380	1,380,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	08/01/2034	1,843	1,843,000
				3,223,000

Pennsylvania–3.52%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	11/01/2039	1,113	1,113,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	10/15/2025	1,070	1,070,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	09/01/2028	834	834,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.70%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.74%	04/01/2017	50	50,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.70%	12/01/2026	$400	$400,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.74%	12/01/2026	575	575,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.72%	08/01/2026	200	200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.70%	11/01/2018	300	300,000
				4,842,000

South Carolina–1.05%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.79%	07/01/2017	240	240,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	11/01/2025	1,200	1,200,000
				1,440,000

Tennessee–1.36%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.60%	07/15/2036	1,766	1,766,000
Tennessee (State of); Series 2014 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	100	100,000
				1,866,000

Texas–6.17%
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	350	350,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.58%	10/01/2024	1,000	1,000,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	04/01/2026	168	168,000
Tarrant (County of) Regional Water District (City of Dallas); Series 2012, Water Control & Improvement RB	5.00%	09/01/2016	200	200,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.60%	05/01/2042	1,867	1,867,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.55%	08/01/2025	4,900	4,900,000
				8,485,000

Utah–1.24%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.67%	08/01/2028	260	260,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(d)	0.59%	09/01/2032	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.61%	04/01/2042	450	450,000
				1,710,000

Vermont–2.77%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.59%	09/01/2038	3,813	3,813,000

Virginia–2.41%
Loudoun (County of) Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.58%	03/01/2038	1,815	1,815,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	10/01/2030	1,500	1,500,000
				3,315,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–1.35%
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	11/01/2032	$615	$615,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)(a)	0.62%	12/15/2044	1,247	1,247,000
				1,862,000

West Virginia–1.09%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	1,500	1,500,000

Wisconsin–4.55%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.58%	10/01/2042	2,535	2,535,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.69%	05/01/2030	3,726	3,726,000
				6,261,000
TOTAL INVESTMENTS(f)(g)–99.51% (Cost $136,917,000)				136,917,000
OTHER ASSETS LESS LIABILITIES–0.49%				679,876
NET ASSETS–100.00%				$137,596,876

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $3,935,000, which represented 2.86% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Germany: 5.5%; other countries less than 5% each: 12.8%.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Mortgage Corporation	8.1%
Federal National Mortgage Association	7.6
U.S. Bancorp	7.2
PNC Bank, N.A.	6.7
JPMorgan Chase Bank, N.A.	6.6
Landesbank Hessen-Thueringen Girozentrale	5.6
Wells Fargo Bank, N.A.	5.4
Federal Home Loan Banks	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2016

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$5,124,976,946	$1,364,717,804	$136,917,000
Repurchase agreements, at value and cost	1,257,911,845	1,216,434,211	—
Total investments, at value and cost	6,382,888,791	2,581,152,015	136,917,000
Cash	5,334	330	—
Receivable for:
Investments sold	—	—	635,076
Fund shares sold	19,442	25,687	1,812
Interest	1,424,863	1,461,189	76,529
Fund expenses absorbed	17,696	350	—
Investment for trustee deferred compensation and retirement plans	—	3,628	—
Other assets	—	2,282	—
Total assets	6,384,356,126	2,582,645,481	137,630,417

Liabilities:
Payable for:
Fund shares reacquired	28,021	210,110	—
Amount due custodian	—	—	1,609
Dividends	2,420,546	594,289	31,784
Accrued fees to affiliates	—	—	148
Trustee deferred compensation and retirement plans	—	3,629	—
Total liabilities	2,448,567	808,028	33,541
Net assets applicable to shares outstanding	$6,381,907,559	$2,581,837,453	$137,596,876

Net assets consist of:
Shares of beneficial interest	$6,381,615,221	$2,581,697,539	$137,609,734
Undistributed net investment income	134,548	106,902	15,887
Undistributed net realized gain (loss)	157,790	33,012	(28,745)
	$6,381,907,559	$2,581,837,453	$137,596,876

Net Assets:
Investor Class	$39,463,965	$30,087,847	$7,779,292
Institutional Class	$6,342,443,594	$2,551,749,606	$129,817,584

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	39,462,185	30,086,498	7,779,207
Institutional Class	6,342,155,571	2,551,639,442	129,816,236
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2016

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$39,401,788	$6,542,448	$334,250

Expenses:
Advisory fees	20,346,058	4,701,829	332,580
Less: Fees waived and expenses reimbursed	(5,696,896)	(1,572,963)	(135,127)
Net expenses	14,649,162	3,128,866	197,453
Net investment income	24,752,626	3,413,582	136,797
Net realized gain from Investment securities	157,791	33,012	2,006
Net increase in net assets resulting from operations	$24,910,417	$3,446,594	$138,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2016 and 2015

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income	$24,752,626	$3,466,302	$3,413,582	$284,716	$136,797	$31,463
Net realized gain	157,791	81,031	33,012	9,150	2,006	—
Net increase in net assets resulting from operations	24,910,417	3,547,333	3,446,594	293,866	138,803	31,463

Distributions to shareholders from net investment income:
Investor Class	(137,190)	(20,466)	(42,204)	(3,405)	(9,695)	(2,059)
Institutional Class	(24,615,436)	(3,446,141)	(3,371,380)	(281,672)	(127,382)	(29,404)
Total distributions from net investment income	(24,752,626)	(3,466,607)	(3,413,584)	(285,077)	(137,077)	(31,463)

Share transactions-net:
Investor Class	(11,314,578)	(7,483,672)	7,678,876	2,320,636	(313,864)	(2,065,071)
Institutional Class	(362,480,667)	(2,619,681,466)	1,154,155,494	17,021,515	14,795,289	(4,863,381)
Net increase (decrease) in net assets resulting from share transactions	(373,795,245)	(2,627,165,138)	1,161,834,370	19,342,151	14,481,425	(6,928,452)
Net increase (decrease) in net assets	(373,637,454)	(2,627,084,412)	1,161,867,380	19,350,940	14,483,151	(6,928,452)

Net assets:
Beginning of year	6,755,545,013	9,382,629,425	1,419,970,073	1,400,619,133	123,113,725	130,042,177
End of year*	$6,381,907,559	$6,755,545,013	$2,581,837,453	$1,419,970,073	$137,596,876	$123,113,725
* Includes accumulated undistributed net investment income	$134,548	$116,890	$106,902	$97,334	$15,887	$27,111

Notes to Financial Statements

August 31, 2016

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover their investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. Effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.05% of the average daily net assets of Premier Tax-Exempt Portfolio.

For the year ended August 31, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$5,696,896
Premier U.S. Government Money Portfolio	1,316,512
Premier Tax-Exempt Portfolio	16,819

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2016 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$—	$—
Premier U.S. Government Money Portfolio	3,310	253,141
Premier Tax-Exempt Portfolio	8,130	110,178

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

As of August 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$564,828,196	$358,095,510	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	246,782,835	206,334,509	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2016 and 2015:

	2016		2015
	Ordinary Income	Ordinary Income— Tax-Exempt	Ordinary Income	Ordinary Income— Tax-Exempt
Premier Portfolio	$24,752,626	$—	$3,466,607	$—
Premier U.S. Government Money Portfolio	3,413,584	—	285,077	—
Premier Tax-Exempt Portfolio	13,363	123,714	—	31,463

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Premier Portfolio	$292,338	$—	$—	$6,381,615,221	$6,381,907,559
Premier U.S. Government Money Portfolio	143,543	(3,629)	—	2,581,697,539	2,581,837,453
Premier Tax-Exempt Portfolio	15,887	—	(28,745)	137,609,734	137,596,876

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Funds have a capital loss carryforward as of August 31, 2016 which expires as follows:

Short-Term
Fund	08/31/19	Not Subject to Expiration	Total*
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	27,083	1,662	28,745

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of income and distributions, on August 31, 2016 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Premier Portfolio	$17,658	$(17,658)	$—
Premier U.S. Government Money Portfolio	9,570	(9,570)	—
Premier Tax-Exempt Portfolio	(10,944)	—	10,944

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	18,963,172	$18,963,172	22,961,016	$22,961,016
Institutional Class	42,238,500,196	42,238,500,196	34,430,955,903	34,430,955,903

Issued as reinvestment of dividends:
Investor Class	136,352	136,352	20,359	20,359
Institutional Class	4,040,010	4,040,010	723,868	723,868

Reacquired:
Investor Class	(30,414,102)	(30,414,102)	(30,465,047)	(30,465,047)
Institutional Class	(42,605,020,873)	(42,605,020,873)	(37,051,361,237)	(37,051,361,237)
Net increase (decrease) in share activity	(373,795,245)	$(373,795,245)	(2,627,165,138)	$(2,627,165,138)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 41% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information—(continued)

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	21,635,941	$21,635,941	21,626,922	$21,626,922
Institutional Class	9,427,082,194	9,427,082,194	8,968,033,388	8,968,033,388

Issued as reinvestment of dividends:
Investor Class	42,037	42,037	3,392	3,392
Institutional Class	1,182,764	1,182,764	94,669	94,669

Reacquired:
Investor Class	(13,999,102)	(13,999,102)	(19,309,678)	(19,309,678)
Institutional Class	(8,274,109,464)	(8,274,109,464)	(8,951,106,542)	(8,951,106,542)
Net increase in share activity	1,161,834,370	$1,161,834,370	19,342,151	$19,342,151

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	3,766,592	$3,766,592	3,993,654	$3,993,654
Institutional Class	207,511,378	207,511,378	193,810,192	193,810,192

Issued as reinvestment of dividends:
Investor Class	9,676	9,676	2,055	2,055
Institutional Class	64,077	64,077	20,604	20,604

Reacquired:
Investor Class	(4,090,132)	(4,090,132)	(6,060,780)	(6,060,780)
Institutional Class	(192,780,166)	(192,780,166)	(198,694,177)	(198,694,177)
Net increase (decrease) in share activity	14,481,425	$14,481,425	(6,928,452)	$(6,928,452)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses reimbursements		Ratio of expenses to average net assets without fee waivers and/or expenses reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Year ended 08/31/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.30%	$6,342,444	0.18	%(c)	0.25	%(c)	0.30	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	6,704,767	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	9,324,369	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	10,049,766	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	7,665,881	0.18		0.25		0.11
Premier U.S. Government Money Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	2,551,750	0.17	(c)	0.25	(c)	0.18	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,397,561	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,380,531	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,146,352	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,509,474	0.11		0.25		0.02
Premier Tax-Exempt Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	129,818	0.15	(c)	0.25	(c)	0.10	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	115,021	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	119,884	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	158,671	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	219,811	0.22		0.25		0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $8,090,985, $1,856,459 and $123,890 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 11–Subsequent Event

On July 23, 2014, the SEC amended certain regulations under the 1940 Act (“Amendments”) that govern the operation of registered money market funds. The Amendments, in effect, created three categories of money market funds: institutional funds offered primarily to institutions, retail funds offered primarily to natural persons, and government funds offered to both institutions and natural persons that invest primarily in U.S. government securities. The Board of Trustees of the Funds (the “Board”) approved the changes to the Funds listed below, which will become effective on or before October 12, 2016.

Under the Amendments, Premier Portfolio, a “retail” money market fund, and Premier U.S. Government Money Portfolio, a “government” money market fund, will continue to seek to maintain a stable or constant net asset value (“NAV”) of $1.00 per share using an amortized cost method of valuation. Premier U.S. Government Money Portfolio is required to invest at least 99.5% of its assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by cash and/or U.S. government securities.

Premier Tax-Exempt Portfolio, an “institutional” money market fund, is required to price and transact in its shares at a floating NAV reflecting the current market-based values of its portfolio securities, except for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. Premier Tax-Exempt Portfolio’s floating NAV will be rounded to four decimal places (e.g., $1.0000).

Premier Portfolio and Premier Tax-Exempt Portfolio have the ability to impose a liquidity fee of up to 2% on redemptions and/or temporarily suspend redemptions for up to 10 days (“redemption gate”) in the event that weekly liquid assets fall below a designated threshold. The Board has adopted procedures to implement liquidity fees and redemption gates for Premier Portfolio and Premier Tax-Exempt Portfolio in this circumstance.

In addition, effective September 1, 2016, Premier Portfolio began offering Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares.

As of the date of the issuance of this report, over 90 percent of Premier Tax-Exempt Portfolio’s outstanding shares were owned by one shareholder. Should such shareholder redeem its shares, Premier Tax-Exempt Portfolio may be forced to sell a significant portion of its holdings.

31                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class

Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (the three portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Trusts”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of the Institutional Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 24, 2016

Houston, Texas

32                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,002.00	$0.91	$1,024.23	$0.92	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,001.30	0.91	1,024.23	0.92	0.18
Premier Tax-Exempt Portfolio	1,000.00	1,001.00	1.06	1,024.08	1.07	0.21

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2016, through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

33                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and, for Premier Portfolio and Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s Investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

Premier Portfolio and Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Premier Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier Tax-Exempt Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for

34                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was comparable to the performance of the Index for the one and three year periods, and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Investor Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

Premier Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the fee rate for the Fund was below the fee rate for two such mutual funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Premier U.S. Government Money Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least

December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

Premier Tax-Exempt Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least May 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

35                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2016:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Premier Portfolio	0.00%	0.00%	0.00%	0.00%
Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	8.06%
Premier Tax-Exempt Portfolio	82.23%	0.00%	0.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Premier U.S. Government Money Portfolio	$9,150	100.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

36                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company),Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.c.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2003

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	2003	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	1997	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2003

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862                             CM-I-TST-AR-2         Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

(a) to (d)

Fees Billed by PWC Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2016	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2016 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed for Services Rendered to the Registrant for fiscal year end 2015	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2015 Pursuant to Waiver of Pre-Approval Requirement(1)

Audit Fees	$54,075	N/A	$52,500	N/A
Audit-Related Fees(2)	$6,000	0%	$0	0%
Tax Fees(3)	$12,125	0%	$13,800	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$72,200	0%	$66,300	0%

(g) PWC billed the Registrant aggregate non-audit fees of $18,125 for the fiscal year ended 2016, and $13,800 for the fiscal year ended 2015, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Audit-Related fees for the fiscal year ended 2016 include fees billed for agreed upon procedures related to regulatory filings.
(3)	Tax fees for the fiscal year end August 31, 2016 includes fees billed for reviewing tax returns and/or services related to tax compliance. Tax fees for fiscal year end August 31, 2015 includes fees billed for reviewing tax returns and/or services related to tax compliance.

Fees Billed by PWC Related to Invesco and Invesco Affiliates

PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2016 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2016 Pursuant to Waiver of Pre-Approval Requirement(1)	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2015 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2015 Pursuant to Waiver of Pre-Approval Requirement(1)

Audit-Related Fees	$635,000	0%	$574,000	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$2,731,000	0%	$2,600,000	0%

Total Fees(2)	$3,366,000	0%	$3,174,000	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Audit-Related fees for the year end 2016 include fees billed related to reviewing controls at a service organization. Audit-Related fees for the year end 2015 include fees billed related to reviewing controls at a service organization.

All other fees for the year end 2016 include fees billed related to the identification of structural and organizational alternatives, informed by industry practices, for certain of the company’s administrative activities and functions. All other fees for the year end 2015 include fees billed related to reviewing the operating effectiveness of strategic projects.

(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $5,633,000 for the fiscal year ended August 31, 2016, and $7,225,000 for the fiscal year ended August 31, 2015, for non-audit services rendered to Invesco and Invesco Affiliates.

PWC provided audit services to the Investment Company complex of approximately $21 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence.

(f) Not applicable.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended May 4, 2016

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

[1]	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee may from time to time delegate specific pre-approval authority to its Chair and/or Vice Chair, so that the Chair or, in his or her absence, Vice Chair may grant specific pre-approval for audit and non-audit services by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement between Audit Committee meetings. Any such delegation shall be reflected in resolutions adopted by the Audit Committee and may include such limitations as to dollar amount(s) and/or scope of service(s) as the Audit Committee may choose to impose. Any such delegation shall not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000 and any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000 must be pre-approved by the Audit Committee and may not be delegated to the Chair or Vice Chair.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;

•	Human resources;

•	Broker-dealer, investment adviser, or investment banking services;

•	Legal services;

•	Expert services unrelated to the audit;

•	Any service or product provided for a contingent fee or a commission;

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;

•	Tax services for persons in financial reporting oversight roles at the Fund; and

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;

•	Financial information systems design and implementation;

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

•	Actuarial services; and

•	Internal audit outsourcing services.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.